Offsets	Sep. 19, 2025 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Manulife Financial Corporation
Form or Filing Type	F-10
File Number	333-274698
Initial Filing Date	Sep. 26, 2023
Fee Offset Claimed	$ 551,000.00
Security Type Associated with Fee Offset Claimed	Unallocated (Universal) Shelf
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 5,000,000,000.00
Termination / Withdrawal Statement	The Registrant previously filed a registration statement on Form F-10 (File No. 333-274698), filed on September 26, 2023 and declared effective on September 28, 2023 (the "Prior Registration Statement"), which registered an indeterminate number of securities with the maximum aggregate initial offering price not to exceed US$5,000,000,000. The Prior Registration Statement was not used, resulting in $5,000,000,000 as the unsold aggregate offering amount. This unused amount represents 100% of the $551,000 of the registration fees on the Prior Registration Statement and results in a fee offset of $551,000. The Registrant has terminated or completed any offering that included the unsold securities under the Prior Registration Statement.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Manulife Financial Corporation
Form or Filing Type	F-10
File Number	333-274698
Filing Date	Sep. 26, 2023
Fee Paid with Fee Offset Source	$ 551,000.00